Stockholders’ Equity (Details) - Schedule of warrant activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Warrant Activity Abstract
Warrants Outstanding, Beginning Balance	1,000,000
Aggregate Intrinsic Value, Beginning Balance (in Dollars)
Warrants Outstanding, Granted		1,000,000
Weighted Average Exercise Price, Granted (in Dollars per share)		$ 1
Warrants Outstanding, Forfeited
Warrants Outstanding, Exercised
Warrants Outstanding, Ending Balance	1,000,000	1,000,000
Weighted Average Exercise Price, Ending Balance (in Dollars per share)	$ 1	$ 1
Weighted Average Remaining Contractual Life, Ending Balance	4 years 14 days	4 years 9 months 14 days
Aggregate Intrinsic Value, Ending Balance (in Dollars)
Warrants Outstanding, Exercisable	437,500	250,000
Weighted Average Exercise Price, Exercisable (in Dollars per share)	$ 1	$ 1
Weighted Average Remaining Contractual Life, Exercisable	4 years 14 days	4 years 9 months 14 days
Aggregate Intrinsic Value, Exercisable (in Dollars)